FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Maturity of Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	$ 3,067,745	$ 3,744,388
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	3,091,860	3,754,033
Carrying Value
Disclosure of detailed information about financial instruments [line items]
Obligations under leases		1,604
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
Carrying Value | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	3,067,745	3,744,388
Interest on fixed rate debt	0	0
Contractual cash flows
Disclosure of detailed information about financial instruments [line items]
Obligations under leases		1,604
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
Contractual cash flows | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	3,091,860	3,754,033
Interest on fixed rate debt	660,724	905,002
Contractual cash flows | Not later than one year
Disclosure of detailed information about financial instruments [line items]
Obligations under leases		1,153
Trade and other payables	143,122	98,812
Related party payables	31,064	35,370
Contractual cash flows | Not later than one year | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	292,784	421,775
Interest on fixed rate debt	164,889	226,094
Contractual cash flows | Between 1 and 3 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases		451
Trade and other payables	0	0
Related party payables	0	0
Contractual cash flows | Between 1 and 3 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	787,376	890,781
Interest on fixed rate debt	261,213	375,184
Contractual cash flows | Between 3 and 6 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases		0
Trade and other payables	0	0
Related party payables	0	0
Contractual cash flows | Between 3 and 6 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	1,456,164	1,799,346
Interest on fixed rate debt	178,344	212,995
Contractual cash flows | Between 6 and 10 years
Disclosure of detailed information about financial instruments [line items]
Obligations under leases		0
Trade and other payables	0	0
Related party payables	0	0
Contractual cash flows | Between 6 and 10 years | U.S. dollar denominated floating rate debt
Disclosure of detailed information about financial instruments [line items]
Floating rate debt	555,536	642,131
Interest on fixed rate debt	$ 56,278	$ 90,729